Fair Value Measurements and Investments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2026
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reclassification of participating Earnout Shares	$ 0.0	$ 2.7	$ 32.8
GDEV I
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unfunded commitments	0.2			$ 0.2
GDEV II
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unfunded commitments	$ 0.2			$ 0.2
Interest rate swap contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative, cost of hedge		$ 2.6